Shareholders' Equity and Redeemable Noncontrolling Interest	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Shareholders' Equity and Redeemable Noncontrolling Interest

Note 10—Shareholders’ Equity and Redeemable Noncontrolling Interest

(A) Sumitomo Transaction Agreement and Roivant Equity Repurchase

In December 2019, RSL and Sumitomo completed the transactions contemplated by the Sumitomo Transaction Agreement; see Note 5, “Sumitomo Transaction Agreement.” Pursuant to the Sumitomo Transaction Agreement, RSL issued 26,952,143 common shares to Sumitomo at closing at a price per share of $37.10 for allocated net proceeds of approximately $999.2 million, after offering expenses incurred. In connection with the Sumitomo Closing Date, RSL’s board of directors approved a repurchase of up to $1.0 billion of the Company’s equity securities using the proceeds received from Sumitomo.

In February 2020, the Company launched one-time offers to purchase up to $1.0 billion of issued and outstanding equity securities of the Company (the “Roivant Equity Repurchase”). The offers included (i) an offer to repurchase up to approximately 11.23% of the common stock held by each holder (and its affiliates) of the Company’s common stock as of December 26, 2019, at a price per share of $37.10 representing fair value of the common stock, (ii) an offer to purchase vested stock options whose fair market value (as determined as of December 27, 2019) was less than or equal to the fair market value of approximately 11.23% of the earliest-granted of such holder’s outstanding vested and unvested stock options, at a purchase price equal to such vested option’s fair market value, and (iii) an offer to holders of performance restricted stock units (“pRSUs”) to surrender 100% of their existing pRSUs in exchange for newly issued performance stock options and capped value appreciation rights. The offer to the holders of pRSUs included an offer by the Company to immediately purchase approximately 11.23% of the newly issued performance stock options and capped value appreciation rights for cash. The Company additionally entered into an agreement with the Company’s Founder to repurchase a portion of his common stock held and exchange his pRSUs for performance stock options and capped value appreciation rights. A summary of payments made during the year ended March 31, 2020 relating to the purchase of equity securities by the Company is as follows (in thousands):

Cash Payment
Common stock	$950,722
Other equity instruments	39,292

Total cash paid	$990,014

(B) Consolidated Vant Equity Transactions

Cytovant Sciences HK Limited

In March 2020, Cytovant Sciences HK Limited (“Cytovant”), a subsidiary of the Company, issued and sold 20,085,301 Series A-1 preference shares at a purchase price of $1.17 per share to third party investors for aggregate net proceeds of $22.5 million after deducting offering costs. The preferred stock is convertible into ordinary shares of Cytovant at any time at the option of the investor, or automatically upon a qualified initial public offering (“Qualified IPO”) as defined in the subscription agreement. If a Qualified IPO is not completed within five years of the initial investment, Series A preference shareholders can force a sale or liquidation of Cytovant. As such events are not within the control of the Company, the Series A-1 preference shares are classified as redeemable noncontrolling interest in the accompanying consolidated balance sheets and consolidated statements of shareholders’ equity and redeemable noncontrolling interest. No dividends shall accrue or be payable on the convertible and redeemable preferred stock unless otherwise determined by the board of directors of Cytovant. The Company did not accrete changes in the redemption value as of March 31, 2021 as the Company considers the events leading to a redemption of the convertible and redeemable preferred stock as not probable.

Immunovant

In September 2019, Immunovant Sciences Ltd. (“ISL”) entered into a share exchange agreement (the “Share Exchange Agreement”) with Health Sciences Acquisitions Corporation (“HSAC”), and in December 2019, ISL and HSAC completed the transactions contemplated by the Share Exchange Agreement (the “Business Combination”). At closing, HSAC acquired 100% of the issued and outstanding common shares of ISL in exchange for 42,080,376 shares of HSAC’s common stock issued to HSAC, ISL, and the shareholders of ISL (together, the “Sellers”) and 10,000 shares of HSAC Series A preferred shares issued to RSL. Additionally, as part of its initial public offering in May 2019, HSAC issued common stock warrants, which are classified in equity. Upon completion of the Business Combination, 11,500,000 warrants were outstanding for the purchase of one-half of one share of common stock (an aggregate of 5,750,000 common shares) at a price of $11.50 per whole share. Upon closing, ISL became a wholly owned subsidiary of HSAC and HSAC was renamed “Immunovant, Inc.” The Business Combination was accounted for as a reverse recapitalization and HSAC was treated as the “acquired” company for accounting purposes. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of ISL issuing equity for the net assets of HSAC, accompanied by a recapitalization. Immunovant, Inc. received $111.0 million in cash as a result of the Business Combination, consisting of the funds held in HSAC’s trust account. The proceeds included $5.1 million related to common shares purchased by RSL.

The sellers were entitled to receive an additional 20,000,000 shares of Immunovant, Inc.’s common stock (the “Earnout Shares”) if the volume-weighted average price of Immunovant, Inc.’s shares equaled or exceeded the following prices for any 20 trading days within any 30 trading-day period (the “Trading Period”) following the closing of the Business Combination:

(i) during any Trading Period prior to March 31, 2023, 10,000,000 Earnout Shares upon the achievement of a volume-weighted average price of at least $17.50 per share; and

(ii) during any Trading Period prior to March 31, 2025, 10,000,000 Earnout Shares upon the achievement of a volume-weighted average price of at least $31.50 per share.

In May 2020 and September 2020, Immunovant, Inc. achieved the first earnout milestone and second earnout milestone, respectively, under the Share Exchange Agreement and, as a result, all of the 20,000,000 earnout shares of Immunovant, Inc.’s common stock were issued to former stockholders of ISL, including 17,547,938 shares of common stock issued to RSL. In addition, upon the achievement of the first earnout milestone and second earnout milestone and pursuant to the restricted stock agreement entered into between HSAC and Health Sciences Holdings, LLC (the “Sponsor”), all of the 1,800,000 shares of the Sponsor’s restricted shares vested and are no longer subject to forfeiture.

Immediately prior to the closing of the Business Combination, as described above, ISL’s convertible promissory notes were automatically converted into an aggregate of 7,156,495 common shares of ISL, which were then exchanged for an aggregate of 3,499,995 shares of Immunovant, Inc. common stock upon the closing of transactions contemplated by the Share Exchange Agreement. The conversion of ISL’s convertible promissory notes resulted in an increase to equity by $35.6 million, the carrying amount of the convertible promissory notes. The conversion included a convertible promissory note held by RSL for $2.5 million.

In April 2020, Immunovant, Inc. completed an underwritten public offering of 9,613,365 shares of its common stock, including 1,034,483 shares of common stock purchased by RSL, at a price of $14.50 per share for net proceeds to Immunovant, Inc. of approximately $131.0 million, after deducting underwriting discounts and commissions and offering expenses. The proceeds included $15.0 million received from RSL.

In May 2020, Immunovant, Inc.’s 11,500,000 outstanding warrants became exercisable for an aggregate of 5,750,000 shares of Immunovant, Inc.’s common stock at a price of $11.50 per share. An aggregate of 11,438,290 outstanding warrants were exercised for an aggregate of 5,719,145 shares of Immunovant, Inc.’s common stock at a price of $11.50 per share, for net proceeds of approximately $65.8 million. The remaining 61,710 warrants were cancelled.

In September 2020, Immunovant, Inc. completed an underwritten public offering of 6,060,606 shares of its common stock, including 380,000 shares of common stock purchased by RSL, at a price of $33.00 per share for net proceeds to Immunovant, Inc. of approximately $188.1 million, after deducting underwriting discounts and commissions and offering expenses. The proceeds included $12.5 million received from RSL.

Sinovant

Sinovant, a subsidiary of the Company, previously issued and sold preferred stock convertible into ordinary shares of Sinovant at any time at the option of the investors or automatically upon a qualified initial public offering (“Qualified IPO”) as defined in the subscription agreement relating to the sale of the preferred stock. The convertible preferred stock was redeemable at the option of the investor if a Qualified IPO was not completed within five years of the initial investment and was payable in cash equal to the investment amount plus an annualized return of 12%. As such events are not within the control of the Company, the preferred stock was previously classified as redeemable noncontrolling interest in the accompanying consolidated balance sheets and consolidated statements of shareholders’ equity and redeemable noncontrolling interest. No dividends accrued or were payable on the convertible preferred stock. In January 2020, Sinovant’s parent company, Roivant China Holdings Ltd. (“RCHL”), purchased all preferred stock of Sinovant held by third parties at a purchase price of $12.26 per preferred share for an aggregate purchase price of $132.9 million. Consideration paid in excess of the carrying value for the repurchase of redeemable noncontrolling interest of $77.8 million is considered a deemed dividend. See Note 18, “Earnings per Common Share” for resulting impact to earnings per share.

Montes Archimedes Acquisition Corp.
Shareholders' Equity and Redeemable Noncontrolling Interest

Note 6—Stockholders’ Equity

Preferred Stock—The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2021, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 400,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of March 31, 2021, there were 41,071,823 shares of Class A common stock outstanding, including 36,277,487 shares of Class A common stock subject to possible redemption that were classified as temporary equity in the accompanying balance sheet.

Class B Common Stock — The Company is authorized to issue 40,000,000 shares of Class B common stock with a par value of $0.0001 per share. On July 23, 2020, an affiliate of the Sponsor paid an aggregate of $25,000 for certain expenses on behalf of the Company in exchange for issuance of 14,375,000 shares of Class B common stock, with such shares subsequently transferred to the Sponsor. On October 6, 2020, the Sponsor surrendered 2,875,000 shares of Class B common stock to the Company for no consideration, resulting in a decrease of the outstanding Class B common stock from 14,375,000 shares to 11,500,000 shares. All shares and associated amounts have been retroactively restated to reflect the share surrender. Of these, an aggregate of up to 1,500,000 shares of Class B common stock that are subject to forfeiture to the Company by the initial stockholders for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the number of Founder Shares will equal 20% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering. The underwriters partially exercised their over-allotment option on November 12, 2020, and the remaining over-allotment expired unexercised on November 20, 2020 resulting in the forfeiture of 1,232,044 Class B common shares. As of March 31, 2021, 10,267,956 shares of Class B common stock were outstanding with no shares subject to forfeiture.

Stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of our Class A common stock and holders of our Class B common stock will vote together as a single class on all matters submitted to a vote of our stockholders except as required by law.

The Class B common stock will automatically convert into Class A common stock on the first business day following the completion of the Business Combination at a ratio such that the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of shares of Class A common stock issued and outstanding upon completion of the Initial Public Offering, plus (ii) the sum of (a) the total number of shares of Class A common stock issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the completion of the Business Combination, excluding any shares of Class A common stock or equity-linked securities exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor upon conversion of Working Capital Loans, minus (b) the number of Public Shares redeemed by Public Stockholders in connection with the initial Business Combination. In no event will the shares of Class B common stock convert into shares of Class A common stock at a rate of less than one to one.

Note 8—Stockholders’ Equity

Class A Common Stock—The Company is authorized to issue 400,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2020, there were 41,071,823 shares of Class A common stock outstanding, including 34,375,578 shares of Class A common stock subject to possible redemption that were classified as temporary equity in the accompanying balance sheet.

Class B Common Stock—The Company is authorized to issue 40,000,000 shares of Class B common stock with a par value of $0.0001 per share. On July 23, 2020, an affiliate of the Sponsor paid an aggregate of $25,000 for certain expenses on behalf of the Company in exchange for issuance of 14,375,000 shares of Class B common stock, with such shares subsequently transferred to the Sponsor. On October 6, 2020, the Sponsor surrendered 2,875,000 shares of Class B common stock to the Company for no consideration, resulting in a decrease of the outstanding Class B common stock from 14,375,000 shares to 11,500,000 shares. All shares and associated amounts have been retroactively restated to reflect the share surrender. Of these, an aggregate of up to 1,500,000 shares of Class B common stock that are subject to forfeiture to the Company by the initial stockholders for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the number of Founder Shares will equal 20% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering. The underwriters partially exercised their over-allotment option on November 12, 2020, and the remaining over-allotment expired unexercised on November 20, 2020 resulting in the forfeiture of 1,232,044 Class B common shares. As of December 31, 2020, 10,267,956 shares of Class B common stock were outstanding with no shares subject to forfeiture.

Stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of our Class A common stock and holders of our Class B common stock will vote together as a single class on all matters submitted to a vote of our stockholders except as required by law.

The Class B common stock will automatically convert into Class A common stock on the first business day following the completion of the initial Business Combination at a ratio such that the number of shares of Class A common stock issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of shares of Class A common stock issued and outstanding upon completion of the Initial Public Offering, plus (ii) the sum of (a) the total number of shares of Class A common stock issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the completion of the initial Business Combination, excluding any shares of Class A common stock or equity-linked securities exercisable for or convertible into shares of Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor upon conversion of Working Capital Loans, minus (b) the number of Public Shares redeemed by Public Stockholders in connection with the initial Business Combination. In no event will the shares of Class B common stock convert into shares of Class A common stock at a rate of less than one to one.

Preferred Stock—The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2020, there were no shares of preferred stock issued or outstanding.